Annual Total Returns[BarChart] - Invesco Comstock Select Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.76%)	13.51%	30.26%	10.59%	(3.81%)	12.40%	15.95%	(11.35%)	27.50%	(0.33%)